Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 482,372	$ 520,309
Available for sale investments	1,727	49,628
Accounts receivable, net of allowance for credit losses	525,642	527,708
Unbilled revenue	446,465	422,769
Other receivables	32,502	39,290
Prepayments and other current assets	41,981	41,517
Income taxes receivable	24,866	23,759
Total current assets	1,555,555	1,624,980
Other Assets:
Property, plant and equipment, net	162,840	165,087
Goodwill	893,033	883,170
Operating right-of-use assets	99,251	104,977
Other non-current assets	14,934	17,439
Non-current income taxes receivable	12,090	17,230
Non-current deferred tax asset	14,927	16,682
Investments in equity-long term	10,040	10,053
Intangible assets	78,662	67,894
Total Assets	2,841,332	2,907,512
Current Liabilities:
Accounts payable	23,332	24,050
Unearned revenue	386,242	366,988
Other liabilities	435,862	378,543
Income taxes payable	14,059	12,031
Current bank credit lines and loan facilities	349,734	349,640
Total current liabilities	1,209,229	1,131,252
Other Liabilities:
Non-current operating lease liabilities	74,759	76,593
Non-current other liabilities	16,069	17,512
Non-current government grants	789	813
Non-current income taxes payable	15,275	14,301
Non-current deferred tax liability	11,359	9,476
Commitments and contingencies	0	0
Total Liabilities	1,327,480	1,249,947
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,508,751 shares issued and outstanding at March 31, 2020 and 53,622,206 shares issued and outstanding at December 31, 2019	4,561	4,635
Additional paid‑in capital	584,852	577,961
Other undenominated capital	1,134	1,052
Accumulated other comprehensive income	(98,955)	(75,819)
Retained earnings	1,022,260	1,110,226
Total Shareholders' Equity	1,513,852	1,618,055
Redeemable noncontrolling interest	0	39,510
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,513,852	1,657,565
Total Liabilities and Shareholders' Equity and Redeemable Noncontrolling Interest	$ 2,841,332	$ 2,907,512